UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $799,899 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BIOFUEL ENERGY CORP            COM              09064Y109     1757  5578800 SH       SOLE                  5578800        0        0
CORE MARK HOLDING CO INC       COM              218681104    14418   670000 SH       SOLE                   670000        0        0
DEPOMED INC                    COM              249908104    11633  7050000 SH       SOLE                  7050000        0        0
DINEEQUITY INC                 COM              254423106     5467   472900 SH       SOLE                   472900        0        0
ENERGY XXI (BERMUDA) LTD       COM SHS          G10082108    11803 14940245 SH       SOLE                 14940245        0        0
EPICOR SOFTWARE CORP           COM              29426L108     9407  1959800 SH       SOLE                  1959800        0        0
EPICOR SOFTWARE CORP           NOTE 2.375% 5/1  29426LAA6     4293  9000000 SH       SOLE                  9000000        0        0
EXCO RESOURCES INC             COM              269279402    65155  7191475 SH       SOLE                  7191475        0        0
GLOBAL BRANDS ACQUISITION CO   COM              378982102    12005  1307700 SH       SOLE                  1307700        0        0
GLOBAL CONSUMER ACQST CORP     COM              378983100     8901   982500 SH       SOLE                   982500        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     9333   718500 SH       SOLE                   718500        0        0
GUARANTY FINL GROUP INC        COM              40108N106    11482  4399047 SH       SOLE                  4399047        0        0
HICKS ACQUISITION CO I INC     COM              429086309     6863   750000 SH       SOLE                   750000        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    57317  6914000 SH       SOLE                  6914000        0        0
LIFE TIME FITNESS INC          COM              53217R207     1230    95000 SH       SOLE                    95000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     5500  2007378 SH       SOLE                  2007378        0        0
MAGUIRE PPTYS INC              COM              559775101     4743  3248700 SH       SOLE                  3248700        0        0
MERRILL LYNCH & CO INC         COM              590188108     2910   250000 SH       SOLE                   250000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    23082  6890000 SH       SOLE                  6890000        0        0
PHH CORP                       COM NEW          693320202    66323  5210000 SH       SOLE                  5210000        0        0
PHOENIX COS INC NEW            COM              71902E109    23034  7044000 SH       SOLE                  7044000        0        0
POTASH CORP SASK INC           COM              73755L107    43932   600000 SH       SOLE                   600000        0        0
ROHM & HAAS CO                 COM              775371107    15448   250000 SH       SOLE                   250000        0        0
SAPPHIRE INDUSTRIALS CORP      COM              80306T109    18340  2000000 SH       SOLE                  2000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    77868   900000 SH       SOLE                   900000        0        0
SPDR TR                        UNIT SER 1       78462F103    41366   458400 SH       SOLE                   458400        0        0
STREAM GLOBAL SVCS INC         *W EXP 10/17/201 86323M118      563  3125000 SH       SOLE                  3125000        0        0
TELEPHONE & DATA SYS INC       COM              879433100    30255   952900 SH       SOLE                   952900        0        0
TERADATA CORP DEL              COM              88076W103    41405  2792000 SH       SOLE                  2792000        0        0
TRIAN ACQUISITION I CORP       COM              89582E108    24503  2750000 SH       SOLE                  2750000        0        0
TRIPLECROWN ACQUISITION CORP   COM              89677G109    21720  2400000 SH       SOLE                  2400000        0        0
TXCO RES INC                   COM              87311M102     3053  2048700 SH       SOLE                  2048700        0        0
UST INC                        COM              902911106    27752   400000 SH       SOLE                   400000        0        0
VANGUARD NATURAL RESOURCES L   COM UNIT         92205F106     2124   360000 SH       SOLE                   360000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      188  1875000 SH       SOLE                  1875000        0        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118       88  1250000 SH       SOLE                  1250000        0        0
VICTORY ACQUISITION CORP       COM              92644D100    25333  2611700 SH       SOLE                  2611700        0        0
WACHOVIA CORP NEW              COM              929903102    69305 12510000 SH       SOLE                 12510000        0        0